Insurance Risk Management (Tables)	12 Months Ended
Dec. 31, 2025
Insurance Risk Management [Line Items]
Summary of detailed information about the portfolios that the company considers significant and their expected fulfilment cash flow
a) The fulfilment cash flows by portfolio that Tongyang Life Insurance Co., Ltd. considers significant as of
December 31, 2025 are as follows (Unit: Korean Won in millions):

December 31, 2025
Exposure
Insurance contract liabilities (assets)	25,686,541
Life	4,905,662
Health	3,843,337
Annuity saying and others	15,484,266
Variable	1,453,276
Reinsurance contract assets (liabilities)	437,556
Life	371,992
Health	65,564
Annuity saying and others	—

Summary of fulfilment cash flows by country in which life insurance Co. Ltd. provides coverage under insurance contracts
b) The fulfilment cash flows by country in which Tongyang Life Insurance Co., Ltd. provides insurance coverage as of December 31, 2025 are as follows (Unit: Korean Won in millions):

	December 31, 2025
	Insurance contract liabilities (assets)	Reinsurance contract assets (liabilities)
Domestic	25,686,541	437,556
Overseas	—	—

Total	25,686,541	437,556

Tongyang Life Insurance Co., Ltd.
Insurance Risk Management [Line Items]
Summary of actual claims compared with previous estimates	The total amount is estimated by applying statistical methods such as the Payment Progress Method (PLDM), Incurred Loss Progress Method (ILDM), Frequency/Severity Method, and Bornhuetter-Ferguson Method (Unit: Korean Won in millions).

	December 31, 2025
	Year of incurrence
	2025-4	2025-3	2025-2	2025-1	2025	Total
Historical estimates of undiscounted insurance premiums	2,339,594	467,507	488,120	524,256	538,633	4,358,110
Year end of the incurrence	1,812,292	364,924	385,828	414,012	480,470	3,457,526
After 1 year	411,882	81,397	84,178	98,911	—	676,368
After 2 years	63,012	12,243	13,260	—	—	88,515
After 3 years	29,225	6,728	—	—	—	35,953
After 4 years	20,330	—	—	—	—	20,330

Cumulative insurance payment	2,336,741	465,292	483,266	512,923	480,470	4,278,692

Difference between insurance estimates and insurance payment	2,853	2,215	4,854	11,333	58,163	79,418
Discount effect						(6,613)
Liability for incurred claims expected to be paid within 1 year of incurrence						1,580,634
Risk adjustment for non-financial risks						2,577

Liability for incurred claims						1,656,016

Summary of cash flows related to reinsurer credit rating categories
The fulfilment cash flows by credit rating group of Tongyang Life Insurance Co., Ltd.’s reinsurers are as follows (Unit: Korean Won in millions):

	December 31, 2025
	Reinsurance contract assets – remaining coverage	Reinsurance contract assets – incurred claims
AAA~AA-	354,143	5,904
A+~A-	77,763	(254)
Under BBB+	—	—
Unrated	—	—

Total	431,906	5,650

Summary of market rate risk arising from insurance contracts	a) Market risk exposure (Unit: Korean Won in millions)

December 31, 2025
Insurance contract exposure	25,686,541
Reinsurance contract exposure	437,556
Financial assets exposure	25,461,023

Summary of maturity analysis for liquidity risk that arises from contracts
a) The analysis of the present value of undiscounted net cash flows related to insurance contracts issued and remaining maturity of reinsurance contracts held by Tongyang Life Insurance Co., Ltd. as of December 31, 2025 is as follows (Unit: Korean Won in millions):

	December 31, 2025
	Maturity analysis on the present value of estimate future cash flows
	Within 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	Over 5 years	Over 10 years	Total
Insurance contract assets	—	—	—	—	—	—	—	—
Insurance contract liabilities	(925,682)	(4,055,435)	182,049	(291,500)	(542,751)	(5,906,147)	(39,756,674)	(51,296,140)
Reinsurance contract assets (liabilities)	6,595	7,475	11,017	13,347	14,427	85,891	773,103	911,855

Summary of amount payable on demand by policyholders and the carrying amount of related insurance contracts
b) The amounts payable to policyholders upon demand and the carrying amounts of the related insurance contracts as of December 31, 2025 are as follows (Unit: Korean Won in millions):

	December 31, 2025
	Payable upon demand	Carrying amount of insurance contract (*1)
Insurance contract assets	—	—
Insurance contract liabilities	30,166,347	27,657,058

(*1)	The present value of estimated future cash flows, risk adjustment, and contractual service margin related to the amounts payable to policyholders upon demand as of December 31, 2025.

ABL Life Insurance Co., Ltd.
Insurance Risk Management [Line Items]
Summary of detailed information about the portfolios that the company considers significant and their expected fulfilment cash flow
a) The fulfilment cash flows by portfolio that ABL Life Insurance Co., Ltd. considers significant as of December 31, 2025 are as follows (Unit: Korean Won in millions):

December 31, 2025
Exposure
Insurance contract liabilities (assets)	16,853,760
Life	2,217,372
Health	2,608,867
Annuity saving and others	9,615,281
Variable	2,412,240
Reinsurance contract assets (liabilities)	(97,148)
Life	(49,082)
Health	(54,439)
Annuity saving and others	6,373

Summary of fulfilment cash flows by country in which life insurance Co. Ltd. provides coverage under insurance contracts
b) The fulfilment cash flows by country in which ABL Life Insurance Co., Ltd. provides insurance coverage as of December 31, 2025 are as follows (Unit: Korean Won in millions):

	December 31, 2025
	Insurance contract liabilities (assets)	Reinsurance contract assets (liabilities)
Domestic	16,853,760	(97,148)
Overseas	—	—

Total	16,853,760	(97,148)

Summary of actual claims compared with previous estimates	The total amount is estimated by applying statistical methods such as the Payment Progress Method (PLDM), Incurred Loss Progress Method (ILDM), Frequency/Severity Method, and Bornhuetter-Ferguson Method (Unit: Korean Won in millions).

	December 31, 2025
	Year of incurrence
	2025-4	2025-3	2025-2	2025-1	2025	Total
Historical estimates of undiscounted insurance premiums	311,417	316,286	319,229	303,193	316,425	1,566,550
Year end of the incurrence	243,473	245,603	251,974	240,260	280,250	1,261,560
After 1 year	54,825	56,432	56,002	56,587	—	223,846
After 2 years	8,415	8,683	8,637	—	—	25,735
After 3 years	3,194	4,674	—	—	—	7,868
After 4 years	1,055	—	—	—	—	1,055

Cumulative insurance payment	310,962	315,392	316,612	296,847	280,250	1,520,063

Difference between insurance estimates and insurance payment	455	894	2,617	6,346	36,175	46,487
Discount effect						(4,441)
Liability for incurred claims expected to be paid within 1 year of incurrence						571,128
Risk adjustment for non-financial risks						1,761

Liability for incurred claims						614,935

Summary of cash flows related to reinsurer credit rating categories
The fulfilment cash flows by credit rating group of ABL Life Insurance Co., Ltd.’s reinsurers are as follows (Unit: Korean Won in millions):

	December 31, 2025
	Reinsurance contract assets – remaining coverage	Reinsurance contract assets – incurred claims
AAA~AA-	(129,334)	32,186
A+~A-	—	—
Under BBB+	—	—
Unrated	—	—

Total	(129,334)	32,186

Summary of market rate risk arising from insurance contracts	a) Market risk exposure (Unit: Korean Won in millions)

December 31, 2025
Insurance contract exposure	16,853,760
Reinsurance contract exposure	(97,148)
Financial assets exposure	13,632,025

Summary of maturity analysis for liquidity risk that arises from contracts
a) The analysis of the present value of undiscounted cash flows related to insurance contracts issued and remaining maturity of reinsurance contracts held by ABL Life Insurance Co., Ltd. as of December 31, 2025 is as follows (Unit: Korean Won in millions):

	December 31, 2025
	Maturity analysis on the present value of estimate future cash flows
	Within 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	Over 5 years	Over 10 years	Total
Insurance contract assets	—	—	—	—	—	—	—	—
Insurance contract liabilities	(279,094)	(1,367,315)	(508,763)	(629,346)	(948,940)	(5,442,969)	(21,796,027)	(30,972,454)
Reinsurance contract assets (liabilities)	(5,147)	(2,808)	(2,452)	(2,346)	(2,195)	(10,904)	(118,407)	(144,259)

Summary of amount payable on demand by policyholders and the carrying amount of related insurance contracts
b) The amounts payable to policyholders upon demand and the carrying amounts of the related insurance contracts as of December 31, 2025 are as follows (Unit: Korean Won in millions):

	December 31, 2025
	Payable upon demand	Carrying amount of insurance contract (*1)
Insurance contract assets	—	—
Insurance contract liabilities	18,666,324	17,916,806

(*1)	The present value of estimated future cash flows, risk adjustment, and contractual service margin related to the amounts payable to policyholders upon demand as of December 31, 2025.

Insurance risk [member] | Tongyang Life Insurance Co., Ltd.
Insurance Risk Management [Line Items]
Summary of sensitivity analysis to changes in assumptions related to the risk adjustment for non-financial risk
The financial impact of changes in assumptions related to the risk adjustment for non-financial risks as of December 31, 2025 are as follows (Unit: Korean Won in millions):

		December 31, 2025
		Base amount and base amount after change				Profit and impact on equity (before tax)
		Fulfillment cash flow		Contractual service margin		Profit or loss		Other comprehensive income
	Sensitivity	Before reinsurance effect	After reinsurance effect	Before reinsurance effect	After reinsurance effect	Before reinsurance effect	After reinsurance effect	Before reinsurance effect	After reinsurance effect
Base amount		25,686,541	25,248,985	1,970,517	1,865,033	—	—	—	—
Death rate	3.27% increase	25,709,647	25,269,234	1,948,712	1,846,048	56	47	85	132
Physical impediment and disease (fixed compensation) Physical impediment and disease (compensation for actual losses)	3.40% increase 2.62% increase	25,965,678	25,515,270	1,692,903	1,601,210	(996)	(995)	915	(25)
Lapse rate (increase)	9.16% increase	25,948,241	25,512,528	1,736,367	1,628,398	(555)	(551)	(25,554)	(24,915)
Lapse rate (decrease)	9.16% decrease	25,403,268	24,963,704	2,227,356	2,124,603	193	188	27,683	26,965
Operating expense (level) Operating expense (inflation)	2.62% increase 0.26%p	25,782,608	25,345,053	1,874,668	1,769,183	(353)	(353)	1,577	1,577

Insurance risk [member] | ABL Life Insurance Co., Ltd.
Insurance Risk Management [Line Items]
Summary of sensitivity analysis to changes in assumptions related to the risk adjustment for non-financial risk
The financial impact of changes in assumptions related to the risk adjustment for non-financial
risks as of December 31, 2025 are as follows (Unit: Korean Won in millions):

		December 31, 2025
		Base amount and base amount after change				Profit and impact on equity (before tax)
		Fulfillment cash flow		Contractual service margin		Profit or loss		Other comprehensive income
	Sensitivity	Before reinsurance effect	After reinsurance effect	Before reinsurance effect	After reinsurance effect	Before reinsurance effect	After reinsurance effect	Before reinsurance effect	After reinsurance effect
Base amount		16,853,760	16,950,908	1,063,046	1,073,523	—	—	—	—
Death rate	3.27% increase	16,861,397	16,954,761	1,059,387	1,073,663	890	1,005	(4,868)	(4,999)
Physical impediment and disease (fixed compensation) Physical impediment and disease (compensation for actual losses)	3.40% increase 2.62% increase	16,996,593	17,081,916	910,861	934,303	(1,227)	(1,148)	10,579	9,360
Lapse rate (increase)	9.16% increase	17,017,818	17,107,797	917,106	935,263	(2,909)	(2,792)	(15,208)	(15,838)
Lapse rate (decrease)	9.16% decrease	16,673,824	16,778,697	1,225,456	1,227,599	1,213	1,140	16,313	16,995
Operating expense (level) Operating expense (inflation)	2.62% increase 0.26%p	16,892,179	16,989,363	1,023,305	1,033,740	(989)	(989)	2,310	2,316

Market risk [member] | Tongyang Life Insurance Co., Ltd.
Insurance Risk Management [Line Items]
Summary of sensitivity analysis to changes in assumptions related to the risk adjustment for non-financial risk
b) Impact of market risks on profit or loss and equity (sensitivity analysis) (Unit: Korean Won in millions)

		December 31, 2025
		Insurance contract		Reinsurance contract		Financial assets
		Changes in profit or loss	Changes in other comprehensive income	Changes in profit or loss	Changes in other comprehensive income	Changes in profit or loss	Changes in other comprehensive income
Interest rate	Interest rate 100bp increase	44,466	2,623,072	—	(58,960)	(155,298)	(2,608,605)
	Interest rate 100bp decrease	(75,555)	(3,230,625)	—	71,442	187,680	2,608,605
Share price	Share index 10% increase	(64,000)	—	—	—	81,337	—
	Share index 10% decrease	87,169	—	—	—	(104,506)	—

Exchange rate	Exchange rate 10% increase	—	—	—	—	17,877	—
	Exchange rate 10% decrease	—	—	—	—	(17,877)	—

Market risk [member] | ABL Life Insurance Co., Ltd.
Insurance Risk Management [Line Items]
Summary of sensitivity analysis to changes in assumptions related to the risk adjustment for non-financial risk
b) Impact of market risks on profit or loss and equity (sensitivity analysis) (Unit: Korean Won in millions)

		December 31, 2025
		Insurance contract		Reinsurance contract		Financial assets
		Changes in profit or loss	Changes in other comprehensive income	Changes in profit or loss	Changes in other comprehensive income	Changes in profit or loss	Changes in other comprehensive income
Interest rate	Interest rate 100bp increase	(333)	1,594,580	—	18,572	(57,695)	(1,490,766)
	Interest rate 100bp decrease	177	(1,918,176)	—	(22,409)	57,695	1,490,766
Share price	Share index 10% increase	(118,221)	—	—	—	465,004	—
	Share index 10% decrease	118,221	—	—	—	(465,004)	—
Exchange rate	Exchange rate 10% increase	(15,243)	(11,534)	—	—	(306)	—
	Exchange rate 10% decrease	14,933	11,534	—	—	306	—